ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
ACCOUNTS RECEIVABLE
NOTE 4 - ACCOUNTS RECEIVABLE:

Accounts receivable consist of the following:

	December 31
	2025	2024
Trade	48,251	40,739
Notes receivable	1,485	1,521
Less - allowance for credit losses	(3,227)	(2,749)
	46,509	39,511
Less - non-current accounts receivable, net	(3,005)	(3,176)
Total current accounts receivable, net	43,504	36,335